COMMITMENTS AND CONTINGENCIES (Table)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements	Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2017 are as follows:
2018	$3,307
2019	828
2020	99

$4,234